TAXES (Details Narrative) ¥ in Millions	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Profit before tax	$ (9,646,142)	¥ 3.0	$ (1,275,449)	$ (2,343,238)
Net operating tax loss carry forwards	23,508,148		23,103,352
Operating loss carryforwards	$ 1,232,478		$ 1,168,270
Value added tax rate	6.00%	6.00%	6.00%	6.00%
HONG KONG
Profit before tax	$ (528,276)		$ (154,696)
Net operating tax loss carry forwards	$ 691,764		$ 158,812